LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non performing loans [Abstract]
Accrued Interest	$ 800,000	$ 1,200,000	$ 2,300,000
Interest Income	0	100,000	100,000
Aging analysis of loans by class [Abstract]
Total Loans	1,409,962,000	1,374,570,000
Total Recorded Investment [Member]
Non performing loans [Abstract]
Non-accrual loans	15,231,000	17,905,000
Loans 90 days or more past due and still accruing interest	7,000	0
90+ and Still Accruing	7,000	0
Non-Accrual	15,231,000	17,905,000
Total Non-performing Loans	15,238,000	17,905,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	8,246,000	11,857,000
Loans Past Due 60 to 89 days	2,769,000	3,689,000
Loans Past Due 90+ days	11,311,000	13,988,000
Total	22,326,000	29,534,000
Loans not Past Due	1,392,090,000	1,349,615,000
Total Loans	1,414,416,000	1,379,149,000
Accrued Interest Included in Recorded Investment [Member]
Non performing loans [Abstract]
Non-accrual loans	0	0
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	0	0
Total Non-performing Loans	0	0
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	55,000	100,000
Loans Past Due 60 to 89 days	29,000	26,000
Loans Past Due 90+ days	0	0
Total	84,000	126,000
Loans not Past Due	4,370,000	4,453,000
Total Loans	4,454,000	4,579,000
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total Loans	690,955,000	635,234,000
Income Producing - Real Estate [Member]
Non performing loans [Abstract]
Non-accrual loans	1,233,000	1,899,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	1,233,000	1,899,000
Total Non-performing Loans	1,233,000	1,899,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	89,000	1,014,000
Loans Past Due 60 to 89 days	0	428,000
Loans Past Due 90+ days	214,000	878,000
Total	303,000	2,320,000
Loans not Past Due	252,763,000	249,313,000
Total Loans	253,066,000	251,633,000
Land, Land Development and Construction Real Estate [Member]
Non performing loans [Abstract]
Non-accrual loans	594,000	1,036,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	594,000	1,036,000
Total Non-performing Loans	594,000	1,036,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	131,000	781,000
Loans Past Due 60 to 89 days	0	129,000
Loans Past Due 90+ days	223,000	256,000
Total	354,000	1,166,000
Loans not Past Due	33,984,000	30,670,000
Total Loans	34,338,000	31,836,000
Commercial and Industrial [Member]
Non performing loans [Abstract]
Non-accrual loans	2,746,000	2,434,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	2,746,000	2,434,000
Total Non-performing Loans	2,746,000	2,434,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	2,391,000	1,155,000
Loans Past Due 60 to 89 days	279,000	1,665,000
Loans Past Due 90+ days	209,000	318,000
Total	2,879,000	3,138,000
Loans not Past Due	402,287,000	350,251,000
Total Loans	405,166,000	353,389,000
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total Loans	472,628,000	486,633,000
1-4 Family [Member]
Non performing loans [Abstract]
Non-accrual loans	5,945,000	6,594,000
Loans 90 days or more past due and still accruing interest	7,000	0
90+ and Still Accruing	7,000	0
Non-Accrual	5,945,000	6,594,000
Total Non-performing Loans	5,952,000	6,594,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	1,877,000	3,750,000
Loans Past Due 60 to 89 days	1,638,000	224,000
Loans Past Due 90+ days	5,952,000	6,594,000
Total	9,467,000	10,568,000
Loans not Past Due	269,719,000	270,855,000
Total Loans	279,186,000	281,423,000
Resort Lending [Member]
Non performing loans [Abstract]
Non-accrual loans	2,168,000	2,668,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	2,168,000	2,668,000
Total Non-performing Loans	2,168,000	2,668,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	226,000	698,000
Loans Past Due 60 to 89 days	0	234,000
Loans Past Due 90+ days	2,168,000	2,668,000
Total	2,394,000	3,600,000
Loans not Past Due	126,342,000	142,356,000
Total Loans	128,736,000	145,956,000
Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
Non-accrual loans	331,000	415,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	331,000	415,000
Total Non-performing Loans	331,000	415,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	39,000	172,000
Loans Past Due 60 to 89 days	50,000	0
Loans Past Due 90+ days	331,000	415,000
Total	420,000	587,000
Loans not Past Due	19,782,000	18,214,000
Total Loans	20,202,000	18,801,000
Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
Non-accrual loans	605,000	689,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	605,000	689,000
Total Non-performing Loans	605,000	689,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	711,000	663,000
Loans Past Due 60 to 89 days	89,000	73,000
Loans Past Due 90+ days	605,000	689,000
Total	1,405,000	1,425,000
Loans not Past Due	45,269,000	41,304,000
Total Loans	46,674,000	42,729,000
Installment [Member]
Aging analysis of loans by class [Abstract]
Total Loans	206,378,000	192,065,000
Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
Non-accrual loans	576,000	938,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	576,000	938,000
Total Non-performing Loans	576,000	938,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	466,000	557,000
Loans Past Due 60 to 89 days	37,000	134,000
Loans Past Due 90+ days	576,000	938,000
Total	1,079,000	1,629,000
Loans not Past Due	20,995,000	25,513,000
Total Loans	22,074,000	27,142,000
Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
Non-accrual loans	517,000	571,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	517,000	571,000
Total Non-performing Loans	517,000	571,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	369,000	536,000
Loans Past Due 60 to 89 days	81,000	136,000
Loans Past Due 90+ days	517,000	571,000
Total	967,000	1,243,000
Loans not Past Due	28,125,000	36,701,000
Total Loans	29,092,000	37,944,000
Loans Not Secured By Real Estate [Member]
Non performing loans [Abstract]
Non-accrual loans	454,000	638,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	454,000	638,000
Total Non-performing Loans	454,000	638,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	589,000	833,000
Loans Past Due 60 to 89 days	231,000	281,000
Loans Past Due 90+ days	454,000	638,000
Total	1,274,000	1,752,000
Loans not Past Due	152,115,000	123,295,000
Total Loans	153,389,000	125,047,000
Other [Member]
Non performing loans [Abstract]
Non-accrual loans	48,000	0
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	48,000	0
Total Non-performing Loans	48,000	0
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	15,000	22,000
Loans Past Due 60 to 89 days	3,000	12,000
Loans Past Due 90+ days	48,000	0
Total	66,000	34,000
Loans not Past Due	2,426,000	2,577,000
Total Loans	2,492,000	2,611,000
Payment Plan Receivables [Member]
Aging analysis of loans by class [Abstract]
Total Loans	40,001,000	60,638,000
Full Refund [Member]
Non performing loans [Abstract]
Non-accrual loans	2,000	20,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	2,000	20,000
Total Non-performing Loans	2,000	20,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	838,000	1,364,000
Loans Past Due 60 to 89 days	214,000	349,000
Loans Past Due 90+ days	2,000	20,000
Total	1,054,000	1,733,000
Loans not Past Due	26,799,000	46,344,000
Total Loans	27,853,000	48,077,000
Partial Refund [Member]
Non performing loans [Abstract]
Non-accrual loans	12,000	3,000
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	12,000	3,000
Total Non-performing Loans	12,000	3,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	409,000	190,000
Loans Past Due 60 to 89 days	123,000	20,000
Loans Past Due 90+ days	12,000	3,000
Total	544,000	213,000
Loans not Past Due	6,550,000	4,840,000
Total Loans	7,094,000	5,053,000
Others [Member]
Non performing loans [Abstract]
Non-accrual loans	0	0
Loans 90 days or more past due and still accruing interest	0	0
90+ and Still Accruing	0	0
Non-Accrual	0	0
Total Non-performing Loans	0	0
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	96,000	122,000
Loans Past Due 60 to 89 days	24,000	4,000
Loans Past Due 90+ days	0	0
Total	120,000	126,000
Loans not Past Due	4,934,000	7,382,000
Total Loans	$ 5,054,000	$ 7,508,000